Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (451,754)	$ (70,892)	¥ (211,900)	¥ (138,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	44,870	7,041	21,589	5,124
Share-based compensation	60,384	9,476
Amortization of right-of use assets and interest of lease liabilities	15,397	2,416
Foreign exchange (gain) loss, net	1,297	204	2,914	(2,556)
Changes in operating assets and liabilities:
Prepayments and other current assets	(10,040)	(1,576)	(18,295)	(10,023)
Accrued liabilities and other current liabilities	43,760	6,867	7,543	10,726
Other non-current assets	(1,619)	(254)
Lease liabilities	(15,309)	(2,402)
Other non-current liabilities	8,464	1,328
Net cash used in operating activities	(304,550)	(47,792)	(198,149)	(135,393)
Cash flows from investing activities:
Purchase of property, equipment and software	(56,743)	(8,904)	(79,400)	(56,432)
Investments in short-term investments	(10,000)	(1,569)	(28,055)	(80,200)
Proceeds from disposal of short-term investments	25,127	3,943	13,514	178,000
Net cash (used in) generated from investing activities	(41,616)	(6,530)	(93,941)	41,368
Cash flows from financing activities:
Proceeds from initial public offering and over-allotment, net of underwriting commissions	1,448,959	227,373
Proceeds from exercise of options and restricted share units	1,745	274
Repayment of convertible loans	0	0	(138,695)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			795,420	439,501
Repurchase of ordinary shares and preferred shares	0	0		(44,705)
Proceeds from bank borrowings	71,233	11,178	103,008
Repayments of bank borrowings	(51,294)	(8,049)	(122)
Payment of initial public offering costs	(14,458)	(2,269)	(3,144)
Net cash generated from financing activities	1,456,185	228,507	756,467	394,796
Effect of exchange rate on cash and cash equivalents	(35,321)	(5,541)	(22,127)	(603)
Net increase in cash and cash equivalents	1,074,698	168,644	442,250	300,168
Cash and cash equivalents at the beginning of year	754,308	118,367	312,058	11,890
Cash and cash equivalents at the end of year	1,829,006	287,011	754,308	312,058
Supplemental cashflow disclosures:
Interest paid	5,063	795	2,155
Non-cash activities:
Deemed dividend to convertible redeemable preferred shareholders				25,390
Accretion of convertible redeemable preferred shares to redemption value	¥ 1,989	$ 312	62,733	¥ 36,802
Payables for deferred initial public offering cost			¥ 14,924